Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000186848
Shareholder Report [Line Items]
Fund Name	DF Tactical Dividend VIT Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Dividend VIT Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.donoghueforlines.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://funds.donoghueforlines.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$105	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%	[1]
AssetsNet	$ 8,956,171
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 12,816
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,956,171
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$12,816
Portfolio Turnover	54%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	15.1%
Common Stocks	83.1%
Money Market Funds	1.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.6%
Money Market Funds	2.1%
Materials	2.3%
Real Estate	3.5%
Consumer Discretionary	4.0%
Communications	5.6%
Consumer Staples	5.9%
Utilities	6.7%
Technology	9.2%
Energy	11.4%
Health Care	12.2%
Collateral for Securities Loaned	17.8%
Financials	36.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NRG Energy, Inc.	2.4%
Vistra Corporation	2.3%
Amcor PLC	2.3%
AbbVie, Inc.	2.2%
Citizens Financial Group, Inc.	2.1%
Fifth Third Bancorp	2.1%
Progressive Corporation (The)	2.1%
T Rowe Price Group, Inc.	2.1%
M&T Bank Corporation	2.1%
US Bancorp	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus dated May 1, 2026, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective May 1, 2026, the Fund changed its name "Donoghue Forlines Dividend VIT Fund" to "DF Tactical Dividend VIT Fund."

C000186847
Shareholder Report [Line Items]
Fund Name	DF Tactical Momentum VIT Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Momentum VIT Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.donoghueforlines.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://funds.donoghueforlines.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$91	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.51%	[2]
AssetsNet	$ 104,161,412
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 436,047
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$104,161,412
Number of Portfolio Holdings	52
Advisory Fee	$436,047
Portfolio Turnover	173%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	4.7%
Common Stocks	93.4%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Real Estate	1.5%
Materials	1.6%
Money Market Funds	2.0%
Utilities	2.1%
Energy	3.5%
Industrials	4.2%
Collateral for Securities Loaned	5.0%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Communications	9.1%
Financials	9.3%
Health Care	9.4%
Technology	44.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Astera Labs, Inc.	2.7%
Sandisk Corp	2.5%
Intel Corporation	2.4%
Western Digital Corporation	2.4%
Affirm Holdings, Inc. - Class A	2.4%
Palo Alto Networks, Inc.	2.4%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
MasTec, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus dated May 1, 2026, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective May 1, 2026, the Fund changed its name from "Donoghue Forlines Momentum VIT Fund" to "DF Tactical Momentum VIT Fund." Also effective May 1, 2026, the Fund updated its investment objective to capital growth.

[1]	Annualized
[2]	Annualized